Allowance for Loan Losses, by class of loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	$ 12,736,921	$ 15,649,594	$ 28,280,077
Charge-Offs	(6,227,716)	(10,454,175)	(22,850,673)
Recoveries	811,781	756,735	1,970,190
Provision	4,485,000	6,784,767	8,250,000
Ending Balance	11,805,986	12,736,921	15,649,594
Loan balance for reviewing high risk loans minimum	250,000	50,000
Financing receivable transfer from individual impairment review to collective impairment review	4,100,000
Impaired loans below the $250,000 review threshold	2,820,000
Amount of impaired loans below old individual impairment review level of $50,000		1,030,000	995,000
Substandard [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Substandard loans, not classified as impaired	6,700,000	10,800,000
Specific allocation associated with Substandard loans	261,000	899,000
Commercial [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	981,021	1,070,560	4,414,817
Charge-Offs	(120,690)	(653,389)	(841,887)
Recoveries	55,829	139,802	127,490
Provision	100,913	424,048	(2,629,860)
Ending Balance	1,017,073	981,021	1,070,560
Agricultural [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	296,175	297,168	698,637
Charge-Offs	(34,502)	(3,028)	(455,165)
Recoveries	6,200	0	454,453
Provision	26,013	2,035	(400,757)
Ending Balance	293,886	296,175	297,168
Commercial Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	1,890,200	3,122,594	4,126,043
Charge-Offs	(2,071,162)	(4,106,124)	(6,957,181)
Recoveries	253,459	209,352	557,168
Provision	1,709,682	2,664,378	5,396,564
Ending Balance	1,782,179	1,890,200	3,122,594
Residential Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	138,092	138,092	519,766
Charge-Offs	0	0	(481)
Recoveries	0	0	0
Provision	0	0	(381,193)
Ending Balance	138,092	138,092	138,092
Commercial Real Estate [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	5,162,839	6,448,064	8,029,525
Charge-Offs	(2,872,408)	(4,325,642)	(12,492,097)
Recoveries	297,984	232,880	527,996
Provision	1,790,861	2,807,537	10,382,640
Ending Balance	4,379,276	5,162,839	6,448,064
Residential Real Estate [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	3,405,947	3,695,357	5,941,696
Charge-Offs	(706,242)	(960,620)	(1,704,887)
Recoveries	64,583	47,690	149,173
Provision	513,981	623,520	(690,625)
Ending Balance	3,278,269	3,405,947	3,695,357
Farmland [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	290,526	364,663	944,323
Charge-Offs	(20,977)	(224,725)	(60,447)
Recoveries	21,762	4,716	411
Provision	20,183	145,872	(519,624)
Ending Balance	311,494	290,526	364,663
Consumer [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	227,774	205,154	3,074,220
Charge-Offs	(397,822)	(169,249)	(222,878)
Recoveries	93,520	81,956	145,279
Provision	319,781	109,913	(2,791,467)
Ending Balance	243,253	227,774	205,154
Other [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	344,347	307,942	531,050
Charge-Offs	(3,913)	(11,398)	(115,650)
Recoveries	18,444	40,339	8,220
Provision	3,586	7,464	(115,678)
Ending Balance	$ 362,464	$ 344,347	$ 307,942